Related parties (Tables)	12 Months Ended
Dec. 31, 2017
Sociedad Minera Cerro Verde S.A.A. [Member]
Disclosure Of Related Parties [Line Items]
Disclosure of transactions between related parties [text block]
Accounts receivable from related parties and accounts payable to related parties are made up as follows:

	December 31,	December 31,
	2017	2016
	US$(000)	US$(000)
Accounts receivable from related parties
Parent Company
FMC (a)	372,327	345,609
Other related parties
Sumitomo Metal Mining Company, Ltd. (b)	19,900	23,552
Climax Molybdenum Marketing Corporation (c)	19,570	6,145

Total accounts receivable from related parties	411,797	375,306

Accounts payable to related parties
Parent Company
FMC (d)	8,470	30,353
Other related parties
Freeport-McMoRan Sales Company Inc.	3,601	3,134
Minera Freeport-McMoRan South America Ltda	1,248	779
Freeport Cobalt OY	296	-
Minera Freeport-McMoRan South America S.A.C.	66	-

Total accounts payable to related parties	13,681	34,266

Less: accounts payable to related parties, long term	(8,147)	(7,132)

Total accounts payable, short term	5,534	27,134

(a)
Accounts receivable from FMC mainly correspond to sales of copper concentrate and copper cathode. The Company has a long-term agreement with FMC through which it has committed to sell between 70% and 80% of its annual copper concentrate production from January 1, 2017 to December 31, 2021. These amounts exclude adjustments for embedded derivatives (see Note 5). Terms of the contracts are reviewed annually.

(b)
The Company has a long-term agreement with Sumitomo through which it has committed to sell 21% of its annual copper concentrates production from January 1, 2017 to December 31, 2021. These amounts exclude adjustments for embedded derivatives (see Note 5). Terms of the contracts are reviewed annually.

(c)
The Company has a long-term agreement with Climax Molybdenum Marketing Corporation (a wholly owned subsidiary of FMC) through which it has committed to sell 100% of its annual molybdenum concentrate production, at a price based on the Metals Week Dealer Oxide price and under a delivery type known as CIF (cost, insurance and freight) from January 1, 2015 through December 31, 2020. These amounts exclude adjustments for embedded derivatives (see Note 5).

(d)
Accounts payable to FMC as of December 31, 2017, is related to stock option benefits for US$8.1 million. The balance as of December 31, 2016, includes US$22.3 million for the purchase of used shovels and US$7.1 million of stock option benefits.